Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Credit Suisse Floating Rate High Income Fund | Class I
Prospectus:
Trading Symbol	CSHIX
Credit Suisse Floating Rate High Income Fund | Class A
Prospectus:
Trading Symbol	CHIAX
Credit Suisse Floating Rate High Income Fund | Class C
Prospectus:
Trading Symbol	CHICX
Credit Suisse Strategic Income Fund | Class A
Prospectus:
Trading Symbol	CSOAX
Credit Suisse Strategic Income Fund | Class C
Prospectus:
Trading Symbol	CSOCX
Credit Suisse Strategic Income Fund | Class I
Prospectus:
Trading Symbol	CSOIX
Credit Suisse Managed Futures Strategy Fund | Class A
Prospectus:
Trading Symbol	CSAAX
Credit Suisse Managed Futures Strategy Fund | Class C
Prospectus:
Trading Symbol	CSACX
Credit Suisse Managed Futures Strategy Fund | Class I
Prospectus:
Trading Symbol	CSAIX
Credit Suisse Multialternative Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	CSQAX
Credit Suisse Multialternative Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	CSQCX
Credit Suisse Multialternative Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	CSQIX